Segment and Geographic Information	12 Months Ended
Apr. 25, 2014
Segment Reporting [Abstract]
Segment and Geographic Information

20. Segment and Geographic Information

The Company’s management evaluates performance and allocates resources based on profit and loss from operations before income taxes and interest expense, net, not including special charges, restructuring charges, net, certain litigation charges, net, acquisition-related items, and certain tax adjustments. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in Note 1.

In the first quarter of fiscal year 2014, the Company amended the way in which management evaluates performance and allocates resources for the Diabetes business including separating the Diabetes business from the Restorative Therapies Group. As a result, the Company began to operate under three reportable segments and three operating segments with the Diabetes business operating as a separate group. Accordingly, the segment information for the prior years has been restated to present three reportable segments.

The Company’s Cardiac and Vascular Group consists of four businesses: Cardiac Rhythm Disease Management (CRDM), Coronary, Structural Heart, and Endovascular. The primary products sold by this operating segment include those for cardiac rhythm disorders and cardiovascular disease. The Company’s Restorative Therapies Group consists of three businesses: Spine, Neuromodulation, and Surgical Technologies. The primary products sold by this operating segment include those for spinal conditions and musculoskeletal trauma, neurological disorders, urological and digestive disorders, and ear, nose, and throat conditions. The primary products sold by the Company’s Diabetes Group include those for diabetes management.

Net sales of the Company’s reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. Net sales and earnings before income taxes by reportable segment are as follows:

	Fiscal Year
(in millions)	2014	2013	2012
Cardiac and Vascular Group	$8,847	$8,695	$8,482
Restorative Therapies Group	6,501	6,369	6,221
Diabetes Group	1,657	1,526	1,481

Total Net Sales	$17,005	$16,590	$16,184

	Fiscal Year
(in millions)	2014	2013	2012
Cardiac and Vascular Group	$2,982	$2,935	$2,772
Restorative Therapies Group	1,821	1,778	1,707
Diabetes Group	457	432	396

Total Reportable Segments’ Earnings Before Income Taxes	5,260	5,145	4,875
Special charges	(40)	—	—
Restructuring charges, net(a)	(88)	(182)	(87)
Certain litigation charges, net	(770)	(245)	(90)
Acquisition-related items	(117)	49	(12)
Interest expense, net	(108)	(151)	(149)
Corporate	(432)	(365)	(392)

Total Earnings From Continuing Operations Before Income Taxes	$3,705	$4,251	$4,145

(a)	For fiscal years 2014 and 2013, restructuring charges, net within this table include the impact of amounts recorded within cost of products sold in the consolidated statements of earnings related to the fiscal year 2014 initiative and fiscal year 2013 initiative, respectively.

The following table presents the Company’s net assets by reportable segment:

(in millions)	April 25, 2014	April 26, 2013
Cardiac and Vascular Group	$6,578	$6,941
Restorative Therapies Group	9,604	10,058
Diabetes Group	1,819	1,857

Total Net Assets of Reportable Segments	18,001	18,856
Short-term borrowings	(1,613)	(910)
Long-term debt	(10,315)	(9,741)
Corporate	13,370	10,466

Total Net Assets	$19,443	$18,671

Geographic Information

Net sales to external customers and property, plant, and equipment, net by geography are as follows:

(in millions)	United States	Europe and Canada	Asia Pacific	Other Foreign	Consolidated
Fiscal Year 2014
Net sales to external customers	$9,209	$4,380	$2,600	$816	$17,005
Property, plant, and equipment, net	$1,762	$388	$195	$47	$2,392
Fiscal Year 2013
Net sales to external customers	$9,059	$4,199	$2,604	$728	$16,590
Property, plant, and equipment, net	$1,849	$391	$206	$44	$2,490
Fiscal Year 2012
Net sales to external customers	$8,828	$4,313	$2,399	$644	$16,184
Property, plant, and equipment, net	$1,894	$389	$154	$36	$2,473

No single customer represented over 10 percent of the Company’s consolidated net sales in fiscal years 2014, 2013, or 2012.